Operating and Direct Financing Leases - Components of Net Investments in Direct Financing Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Leases [Abstract]
Total minimum lease payments to be received	$ 1,024,187	$ 675,013
Estimated unguaranteed residual value of leased properties	203,465	203,465
Initial direct costs and other	1,379	1,409
Less unearned revenue	(501,769)	(443,286)
Total	727,262	436,601
Less current portion	21,545	12,303
Long-term portion	$ 705,717	$ 424,298